Investments in Associates and Joint Ventures - Summary of Changes in Investments in Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates and joint ventures [line items]
Beginning	₩ 284,075	₩ 270,029
Acquisition (Disposal)	(19,018)	29,052
Share of net profit from associates and joint ventures	(15,480)	2,547
Impairment	(3,662)	(17,128)
Others	33,516	(425)
Ending	279,431	284,075
Korea Information & Technology Fund [member]
Disclosure of associates and joint ventures [line items]
Beginning	134,969	127,583
Share of net profit from associates and joint ventures	4,275	7,446
Others	290	(60)
Ending	139,534	134,969
KT-SB Venture Investment [member]
Disclosure of associates and joint ventures [line items]
Beginning	4,736	4,861
Acquisition (Disposal)	(1,069)
Share of net profit from associates and joint ventures	(725)	(125)
Ending	2,942	4,736
Mongolian Telecommunications [Member]
Disclosure of associates and joint ventures [line items]
Beginning	6,244	7,483
Share of net profit from associates and joint ventures	(348)	32
Others	(5,896)	(1,271)
Ending		6,244
KT Wibro Infra Co., Ltd. [member]
Disclosure of associates and joint ventures [line items]
Beginning	52,200	69,328
Acquisition (Disposal)	(52,200)
Impairment		(17,128)
Ending		52,200
KT-CKP New Media Investment Fund [member]
Disclosure of associates and joint ventures [line items]
Beginning	4,454	3,860
Acquisition (Disposal)	(2,970)
Share of net profit from associates and joint ventures	810	594
Ending	2,294	4,454
Others [Member]
Disclosure of associates and joint ventures [line items]
Beginning	81,472	56,914
Acquisition (Disposal)	3,178	29,052
Share of net profit from associates and joint ventures	(1,952)	(5,400)
Impairment	(3,662)
Others	6,313	906
Ending	81,728	81,472
KT-IBKC future investment fund [member]
Disclosure of associates and joint ventures [line items]
Beginning	3,621
Acquisition (Disposal)	7,500
Share of net profit from associates and joint ventures	(296)
Ending	10,825	₩ 3,621
K Bank Inc. [member]
Disclosure of associates and joint ventures [line items]
Acquisition (Disposal)	26,543
Share of net profit from associates and joint ventures	(17,244)
Others	32,809
Ending	₩ 42,108